Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jan. 31, 2023	Jul. 31, 2022
Accounting Policies [Abstract]
Schedule of Useful Lives of Property and Equipment for Purpose of Computing Depreciation
Computers and equipment:	3 to 10 years
Computer software:	1 to 3 years
Office furniture:	3 to 5 years
Leasehold improvements:	Shorter of lease period or useful life

Computers and equipment:	3 to 10 years
Computer software:	1 to 3 years
Leasehold improvements:	Shorter of lease period or useful life

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

	For the Three and Six Months Ended	For the Three and Six Months Ended
	January 31, 2023	January 31, 2022
Stock options	118,979	110,794
Restricted stock units	49	4,008
Warrants	1,242,564	77,554
Convertible note – related party	360,589	-
Total	1,722,181	192,356

	July 31, 2022	July 31, 2021
Stock options	133,973	141,438
Restricted stock units	2,710	20,125
Warrants	77,554	77,554
Total	214,237	239,117